Trade Receivables, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables, Net [Line Items]
Invoice amount	85.00%
Factoring transactions with banking corporation	$ 0	$ 357
Sale on customer debts	475	2,440
Factoring expenses	$ 9	$ 27
Key customers IL [Member]
Trade Receivables, Net [Line Items]
Percentage of total revenues	10.00%
Key Customers Rest of World [Member]
Trade Receivables, Net [Line Items]
Percentage of total revenues	10.00%